CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 27, 2023
Disclosure of contingent liabilities [line items]
Net smelter returns royalty %		1.50%
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment	$ 37